Concentration Risk - Schedule of Concentration Risk (Details)	6 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%					[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%					[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage					24.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%			[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage			15.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage			11.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%				33.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%				15.00%
Supplier Concentration Risk [Member] | Supplier G [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
Supplier Concentration Risk [Member] | Supplier H [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]			18.00%

[1]	Represent percentage less than 10%